Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock	The Victory Portfolios Equity Funds Special Value Fund Supplement dated June 19, 2013 To the Prospectus dated March 1, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Special Value Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	1. The following information replaces the appropriate section in the "Fund Fees and Expenses" table appearing on page 19 of the Prospectus.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please insert this supplement in the front of your Prospectus. If you have questions about the Victory Funds, please call 800-539-3863.
Class Y
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,703